Share-Based Payments - Summary of Share Options Outstanding at the End of the Reporting Period Following Expiry Dates and Exercise Prices (Detail) - Management incentive plan [member]	6 Months Ended
	Jun. 30, 2022 shares € / shares	Dec. 31, 2021 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options	2,658,426
Weighted average remaining contractual life of options outstanding at end of the reporting period	11 years 1 month 6 days
Grant options [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options	1,329,213	0
Grant options [member] | September 17, 2033 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date	May 14, 2022
Expiry date	Sep. 17, 2033
Exercise price | € / shares	€ 0.12
Share options	1,329,213
Performance options [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options	1,329,213	0
Performance options [member] | May 13, 2032 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date	May 14, 2022
Expiry date	May 13, 2032
Exercise price | € / shares	€ 0.12
Share options	1,329,213